Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Amounts of Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2012	2013
	$	$
Cash and cash equivalents	13,121,222	45,443,856
Restricted cash	80,256	165,188
Short-term investments	15,150,847	13,872,921
Accounts receivable, net of allowance for doubtful accounts	187,783	1,784,726
Amounts due from related parties	—	3,532,343
Deferred tax assets	478,015	604,377
Other current assets	2,005,541	1,195,057
Long-term investments	—	6,302,362
Investment in affiliates	6,055,204	18,893,396
Property and equipment, net	1,090,055	1,109,738
Other non-current assets	150,946	299,378

Total assets	38,319,869	93,203,342

Accrued payroll and welfare expenses	793,300	3,078,297
Income tax payable	521,197	2,167,268
Amounts due to the Group’s subsidiaries	18,475,369	34,660,524
Deferred revenue	694,630	8,377,979
Other current liabilities	557,860	961,140
Non-current uncertain tax position liabilities	1,015,003	1,044,580
Other long-term liabilities	28,197	—

Total liabilities	22,085,556	50,289,788

	As of December 31,
	2011	2012*	2013
	$	$	$
Net revenues	2,417,148	7,233,911	34,667,091
Operating cost and expenses	(4,011,731)	(6,409,491)	(13,836,442)
Other income	159,745	200,319	2,503,612
Net income (loss)	(1,038,704)	1,168,218	19,250,180
Net income (loss) attributable to Noah Holding Limited shareholders	(1,038,704)	1,086,355	17,644,412
Cash flows provided by (used in) operating activities **	(14,752,747)	29,624,846	40,988,172
Cash flows (used in) provided by investing activities	1,672,073	(21,368,983)	(15,809,672)
Cash flows provided by financing activities	—	2,178,103	6,265,618

*	Tianjin Gopher’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by financing activities in 2012 and 2013 include amounts due to the Group’s subsidiaries of $18,475,369 and $34,660,524.

Carrying Value and Fair Value of Long-Term Investments

The carrying value and fair value of the long-term investments as of December 31, 2012 and 2013 respectively are as follows:

	As of December 31,
	2012		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Investment in private equity funds	$3,106,692	3,096,898	$3,197,218	3,061,319
Investment in fixed income products	—	—	10,480,964	10,774,099

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years